CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Interest and dividend income:
Loans, including fees		¥ 1,960,377	¥ 957,579	¥ 1,018,766
Investments:
Interest		78,953	63,050	55,482
Dividends		96,237	83,589	56,847
Trading account assets		426,117	245,146	236,620
Call loans and funds sold		13,877	1,377	2,186
Receivables under resale agreements and securities borrowing transactions		307,744	36,479	42,350
Deposits in other banks		505,486	56,721	44,305
Total interest and dividend income		3,388,791	1,443,941	1,456,556
Interest expense:
Deposits		1,061,014	76,292	160,315
Trading account liabilities		101,311	59,739	52,682
Call money and funds purchased		17,308	1,093	1,829
Payables under repurchase agreements and securities lending transactions		671,006	40,672	54,655
Other short-term borrowings		59,314	5,623	18,432
Long-term debt		270,111	190,713	180,026
Total interest expense		2,180,064	374,132	467,939
Net interest income		1,208,727	1,069,809	988,617
Provision (credit) for credit losses (Note 3 and 5)		93,753	214,408	112,776
Net interest income after provision (credit) for credit losses		1,114,974	855,401	875,841
Noninterest income (Note 24):
Fee and commission income		984,345	980,000	912,684
Foreign exchange gains (losses)—net (Note 25)	[1]	189,526	91,611	89,267
Trading account gains (losses)—net (Note 25)		(603,910)	(491,947)	120,596
Investment gains (losses)—net:
Debt securities		5,167	(14,777)	(22,032)
Equity securities		135,601	(60,563)	850,567
Equity in earnings (losses) of equity method investees—net	[2]	(26,999)	34,587	31,027
Gains on disposal of premises and equipment		4,920	9,943	7,125
Other noninterest income	[3],[4]	199,453	120,936	52,086
Total noninterest income		888,103	669,790	2,041,320
Noninterest expenses:
Salaries and employee benefits		694,027	669,474	685,692
General and administrative expenses		692,879	611,326	623,732
Occupancy expenses		164,603	201,987	206,470
Fee and commission expenses		202,347	203,957	190,489
Provision (credit) for credit losses on off-balance-sheet instruments		6,581	(14,819)	18,007
Other noninterest expenses		173,470	95,754	164,007
Total noninterest expenses		1,933,907	1,767,679	1,888,397
Income (loss) before income tax expense (benefit)		69,170	(242,488)	1,028,764
Income tax expense (benefit) (Note 19)		35,142	(141,017)	210,716
Net income (loss)		34,028	(101,471)	818,048
Less: Net income attributable to noncontrolling interests		48,037	3,251	236,283
Net income (loss) attributable to MHFG shareholders		¥ (14,009)	¥ (104,722)	¥ 581,765
Earnings per common share (Note 18):
Basic net income (loss) per common share		¥ (5.52)	¥ (41.28)	¥ 229.27
Diluted net income (loss) per common share	[5]	(5.52)	(41.28)	229.26
Dividends per common share:
Common stock		¥ 85	¥ 80	¥ 75

[1]	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments. Amounts on derivative instruments include gains and losses on forward foreign exchange contracts and currency options. Amounts on nonderivative instruments include translation gains and losses related to foreign currency-denominated debt securities reported as Trading securities.
[2]	These amounts are revenues from contracts that do not meet the scope of ASC 606.
[3]	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
[4]	These amounts include the net unrealized gains resulting from changes in fair values of structured notes that contain embedded derivatives. See Note 26 “Fair value” for further details.
[5]	For the fiscal years ended March 31, 2021, 2022 and 2023, the performance-based plan under the stock compensation programs could potentially dilute earnings per common share but were not included in the computation of diluted earnings per common share due to their antidilutive effects. In addition, for the fiscal years ended March 31, 2022 and 2023, the computation of diluted earnings per common share did not assume exercise of stock options, as the effect of such exercise would be antidilutive due to net loss.